Guarantee (Details)	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)	Oct. 28, 2013 USD ($)	Oct. 28, 2013 CNY (¥)
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Guarantee [Line Items]
Guarantee amount	$ 387,796	¥ 2,800,000
Jianping Zhou [Member]
Guarantee [Line Items]
Guarantee amount			$ 803,291	¥ 5,800,000